CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash And Cash Equivalents	$ 616,593	$ 4,640,603
Accounts Receivable	5,627,463	2,609,520
Account Receivable- Related Party	3,603,402	0
Note Receivable	3,798,130	3,097,981
Other Receivables	30,147	5,771
Prepayments	2,760,658	61,707
Total Current Assets	16,436,393	10,415,582
Property And Equipment, Net	395,353	0
Right Of Use Assets	2,328,950	2,813,186
Intangible Asset, Net	37,765	49,029
Rental Deposit	272,063	264,910
Total Assets:	19,470,524	13,542,707
Current Liabilities:
Account Payables	7,710	8,176
Account Payables- Related Parties	54,436	0
Accrued Expenses	217,073	263,355
Tax Payables	711,841	828,695
Amount Due To Related Parties	1,105,532	416,501
Lease Liabilities, Current	596,098	569,865
Other Payables	306,270	90,632
Total Current Liabilities	2,998,960	2,177,224
Lease Liabilities, Non- Current	1,942,242	2,471,598
Total Liabilities	4,941,202	4,648,822
Stockholders' Equity:
Common Stock; $0.00 Per Share Par Value; 305,451,498 Issued And Outstanding At December 31, 2021 And 305,451,498 Issued And Outstanding At December 31, 2020*	0	0
Additional Paid In Capital	6,197,520	6,057,520
Accumulated Other Comprehensive Income	898,497	578,735
Retained Earnings	7,433,305	2,257,630
Total Stockholders' Equity	14,529,322	8,893,885
Total Liabilities And Stockholders' Equity	$ 19,470,524	$ 13,542,707